Capital Stock - Schedule of Capital Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number Of Shares Outstanding [Roll Forward]
Proceeds from exercise of options	$ 0.2
SVS
Number Of Shares Outstanding [Roll Forward]
Number of shares issued, beginning balance (in shares)	110,500,000	110,200,000	117,700,000
Issued from treasury (in shares)	30,000.00	300,000	800,000
Cancelled under NCIB (in shares)	(4,370,000)	(6,200.0000)	(8,300,000)
Number of shares issued, ending balance (in shares)	106,100,000	110,500,000	110,200,000
Number of shares outstanding	106,100,000	110,500,000	110,200,000	117,700,000
MVS
Number Of Shares Outstanding [Roll Forward]
Number of shares issued, beginning balance (in shares)	18,600,000	18,600,000	18,600,000
Issued from treasury (in shares)	0	0	0
Cancelled under NCIB (in shares)	0	0	0
Number of shares issued, ending balance (in shares)	18,600,000	18,600,000	18,600,000
Number of shares outstanding	18,600,000	18,600,000	18,600,000	18,600,000
Options | SVS
Number Of Shares Outstanding [Roll Forward]
SVS issued from treasury upon exercise of stock options	20,000.00
Shares issued (in shares)		0	0
RSUs | SVS
Number Of Shares Outstanding [Roll Forward]
Shares issued (in shares)	10,000.00	300,000	800,000
Value of shares issued upon vesting of RSUs	$ 0.1	$ 2.2	$ 10.4